BORROWINGS - Long-term (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Long-term bank borrowings	¥ 938,717,151		¥ 1,390,440,838
Long Term Debt	7,983,127,817
Less: Current portion of long-term bank borrowings	(190,243,717)		(241,775,211)
Total long-term borrowings	7,301,535,829	$ 1,119,009,322	1,586,187,165
Financings Associated With Failed Sale Lease Back Transactions [Member]
Long Term Debt	907,448,923		725,604,249
Less: Current portion of financings associated with failed sale-leaseback transactions	(491,348,271)		¥ (288,082,711)
Other long term borrowings
Long Term Debt	¥ 6,136,961,743